Share Capital - Summary of Beneficial Shareholders (Detail)	12 Months Ended
Dec. 31, 2017 shares
Government Employees Pension Fund [member]
Disclosure of beneficial ownership [line items]
Number of shares	63,107,220
Percentage of issued ordinary shares	7.68%
Market Vectors Junior Gold Mines ETF [member]
Disclosure of beneficial ownership [line items]
Number of shares	48,899,163
Percentage of issued ordinary shares	5.95%